(Loss) / earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Debt Securities [Member]
Earnings per share [line items]
Antidilutive securities (in shares)	6,613,733	3,442,282	3,404,979
Restricted Stock [Member]
Earnings per share [line items]
Antidilutive securities (in shares)	3,359,887	1,925,441	1,261,358